Employee Benefits - Summary of Changes in Unrecognized Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in unrecognized assets of defined benefit plans [abstract]
Irrecoverable surplus impact at 1 January	$ (74)	$ (77)	$ (111)
Interest expense	(4)	(7)	(10)
Changes excluding amounts included in interest expense	47	9	44
Irrecoverable surplus impact at 31 December	$ (31)	$ (74)	$ (77)